INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Applicable income tax rate	29.125%	29.125%	29.125%
Corporate Income Tax Rate	15.00%
Solidarity surcharge	0.825%
Trade tax rate	13.30%